Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 47,226	$ 57,397	$ 56,291
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	44,110	41,159	34,299
Interest cost	45,006	40,432	45,555
Expected return on plan assets	(79,913)	(72,352)	(65,296)
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	32,468	41,955	36,025
Net periodic benefit cost	$ 41,671	$ 51,194	$ 50,583
Weighted-average assumptions (net benefit cost)
Discount rate	3.00%	2.75%	3.50%
Expected return on plan assets	6.50%	6.50%	6.75%
Weighted-average rate of compensation increase	3.25%	3.00%	3.25%
SERP
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 424	$ 526	$ 389
Interest cost	1,441	1,431	1,604
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	2,350	2,642	1,805
Net periodic benefit cost	$ 4,215	$ 4,599	$ 3,798
Weighted-average assumptions (net benefit cost)
Discount rate	3.00%	2.75%	3.50%
Weighted-average rate of compensation increase	3.25%	3.00%	3.25%
PBOP
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,941	$ 1,691	$ 1,581
Interest cost	2,452	2,193	2,582
Expected return on plan assets	(3,228)	(3,239)	(3,408)
Amortization of prior service cost	175	959	1,155
Amortization of net actuarial loss	0	0	0
Net periodic benefit cost	$ 1,340	$ 1,604	$ 1,910
Weighted-average assumptions (net benefit cost)
Discount rate	3.00%	2.75%	3.50%
Expected return on plan assets	6.50%	6.50%	6.75%